Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Cash	$ 3,526	$ 26,631
Investments, at fair value:	585,743,136	520,560,705
Receivables:
Employer contributions - cash	6,191,939	0
Notes receivable from participants	11,218,173	10,869,107
Total receivables	17,410,112	10,869,107
Net assets available for benefits	603,156,774	531,456,443
Mutual fund investments
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	468,567,203	401,205,491
F.N.B. Corporation Common Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	$ 117,175,933	$ 119,355,214